Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	Income Taxes

The Company and its subsidiaries are subject to taxation in various jurisdictions including Hong Kong, PRC and Thailand. Pursuant to the rules and regulations of the Cayman Islands, the Company is not subject to any income tax in the Cayman Islands. The income of its subsidiaries which are incorporated in the BVI is not subject to taxation in the BVI under the current BVI law. Under the current Samoa law, subsidiary incorporated in Samoa is not subject to income tax as it has no business operations in Samoa. The subsidiary operating in Macao is exempted from income taxes as it is a qualified 58/99/M company. The subsidiaries operating in Thailand are subject to corporate income tax whereas Broadway Precision (Thailand) Co., Ltd. is exempted from corporate income tax for six years under Board of Investment privilege, and Broadway Industries (Thailand) Co., Ltd. is subject to corporate income tax at a rate of 23% under Board of Investment. The subsidiaries operating in Hong Kong and the PRC are subject to income taxes as described below.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the rate of taxation of 16.5%, 16.5% and 16.5% for the year ended April 30, 2012, and the 8-month period ended December 31, 2012 and the year ended December 31, 2013 to the estimated income earned in or derived from Hong Kong if applicable.

Enterprise income tax in the PRC was generally charged at 33% of the assessable profit prior to January 1, 2008. From January 1, 2008, with the effect of the new PRC Enterprise Income Tax Law and Implementation Rules (“EIT Law”), the enterprise income tax rate on all domestic-invested enterprises and foreign investment enterprises in the PRC has been reduced from the rate of 33% to 25%, unless they qualify for certain exemptions.

Two of the PRC subsidiaries, Dongguan Sun Chuen and Heyuan Sun Line, were granted with a five-year grandfather period in accordance with the PRC tax regulation, “GuoShuiFa (2007) No. 39” issued in 2007. Under the new EIT Law, they were entitled to a full exemption for two years starting from the first profit-making year followed by a 50% exemption for the next three years. For Dongguan Sun Chuen, the grandfather period started from January 1, 2007 as this was the first profit-making year and expired on December 31, 2011. Heyuan Sun Line had not been making profit so far, under the new EIT Law, the five-year grandfather period was deemed started on January 1, 2008 and expired on December 31, 2012.

For years prior to January 1, 2013, Dongguan Sun Line Processing Factory was operated pursuant to the processing agreement entered into between Sun Line Industrial Limited, which is incorporated in Hong Kong, and the PRC counterparty approved by Dongguan City Foreign Trade and Economic Cooperation Bureau.

Under the processing agreement, Sun Line Industrial Limited was not considered by local tax authorities to be doing business in China. Accordingly, it was not subject to local taxes in China. The PRC counterparty was responsible for paying taxes it incurred as a result of its operation under the processing agreement. By the end of December 2012, Sun Line Industrial Limited ceased Dongguan operations so that the Dongguan operations are no longer conducted through the PRC counterparty.

In accordance with the Hong Kong Inland Revenue Departmental (“IRD”) Interpretation and Practice Note No. 21, 50% of the related income for the year arising in Hong Kong under the processing agreement has been determined is not subject to Hong Kong profits tax. The calculation of Hong Kong Profits Tax has been based on such tax relief.

Prior to December 2011, the operations of our Shenzhen Broadway Processing Factory were conducted pursuant to a processing agreement entered into between one of our former subsidiaries, Broadway Industrial Holdings Limited (“Broadway Industrial (BVI)”), incorporated in BVI, and a PRC counterparty approved by Shenzhen City Baoan District Economic Development Bureau. In December 2011, Broadway Precision Technology Ltd., another of our wholly-owned subsidiaries incorporated in BVI, took up the role of Broadway Industrial (BVI) under the processing agreement. Operations of Shenzhen Broadway Processing Factory ceased as the processing agreement came to an end in December 2012.

Due to the complexity involved with certain tax matters, the Company has engaged an independent tax advisor to perform assessment in accordance with FASB ASC 740 “Income Taxes” during the year. The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalty as estimated which relate to tax years still subject to review by taxing authorities. Review periods remain open until the statute of limitations has passed.

Uncertain tax positions of all PRC subsidiaries have been also assessed and in the opinion of the independent tax advisor, there are no significant uncertain tax positions except for the transactions in between the PRC subsidiaries and their holding companies being subject to transfer pricing rulings in the PRC. The Company has evaluated the possibility of being charged with the under pricing arrangement by the relevant authorities. Accordingly, provision has been made for the estimated transfer pricing tax liabilities.

The Company recognizes interest expense and penalties related to income tax matters in interest and penalties expense within income tax expense. The sum of accrued interest or penalties accrued on the consolidated balance sheets accumulated to HK$1,409 on the consolidated balance sheets as at December 31, 2013. The Company had no significant unrecognized tax benefits at December 2012 and December 2013.

As of April 30, 2012, December 31, 2012 and 2013, board of directors considered that the Company had accounted for the uncertain tax positions affecting its consolidated financial position, results of operations or cash flows, and will continue to evaluate for any uncertain position in future. The Company’s tax positions related to open tax years are subject to examination by the relevant tax authorities.

The provision for income taxes consists of the following:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Current tax
- Hong Kong	2,695	2,985	1,800	23,550
- PRC	30,411	13,826	4,276	3,429
- Other countries	-	-	-	609
Deferred tax	-	-	(2,732)	(23,854)
	33,106	16,811	3,344	3,734

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended April 30,		8-month Period ended December 31,	Year ended December 31,
	2011	2012	2012	2013
	HK$	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	3,842	2,990	1,747	18,095
Effect of different tax rates in other jurisdictions	42,800	13,676	1,544	(5,456)
Effect of income not chargeable for tax purpose	(70,292)	(21)	(6)	(661)
Effect of expenses not deductible for tax purpose	56,740	818	19	12
Tax effect of unused tax losses not recognized	16	-	40	-
Tax effect of tax losses utilized	-	-	-	(593)
Over provision in previous years	-	(652)	-	(7,663)
	33,106	16,811	3,344	3,734

The components of deferred tax (liability)/asset recognized are as follows:

	April 30,	December 31,	December 31,
	2012	2012	2013
	HK$	HK$	HK$

Deferred tax (liability)/asset:
Net operating loss carry forwards	-	-	-
Reversal/(Accelerated) tax depreciation	(15,156)	(11,629)	12,225
Others	652	-	-

Net deferred tax (liability)/asset	(14,504)	(11,629)	12,225